UNITED STATES
                           SECURITIES AND EXCHANGE COMMISSION
                                 Washington, D.C.  20549

                                       FORM 13F

                                 FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2001

Check here if Amendment [     ]; Amendment Number:
This Amendment (Check only one.):   [     ]  is a restatement.
                                    [     ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Tukman Capital Management, Inc.
Address:   60 E. Sir Francis Drake Blvd., Suite 204
           Larkspur, CA  94939

13F File Number:    28-1445

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Daniel L. Grossman
Title:       Vice President
Phone:       415-461-6833
Signature, Place, and Date of Signing:

/s/ Daniel L. Grossman        Larkspur, California       November 13, 2001


Report Type (Check only one.):

[ X ]        13F HOLDINGS REPORT.

[   ]        13F NOTICE.

[   ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
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                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:    15

Form 13F Information Table Value Total:    $7,848,141 (K)

List of Other Included Managers:           None

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
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   VALUE(K) SH/P AMT S/P P/C  INV DSC   MANAGERS     SOLE    SHARED    NONE
AMERICAN HOME PRODS CORP       COMMON           026609107   647787 11120810 SH       SOLE                        0  5760410  5360400
AMERICAN INTL GROUP INC        COMMON           026874107   808471 10365007 SH       SOLE                        0  5311884  5053123
ANHEUSER BUSCH COS INC         COMMON           035229103   627469 14982548 SH       SOLE                        0  7390248  7592300
DISNEY WALT CO                 COM DISNEY       254687106   238899 12830253 SH       SOLE                        0  6700133  6130120
ELECTRONIC DATA SYS NEW        COMMON           285661104   528677  9181604 SH       SOLE                        0  4748904  4432700
FEDERAL NATL MTG ASSN          COMMON           313586109   837045 10455221 SH       SOLE                        0  5409517  5045704
GANNETT INC                    COMMON           364730101   607301 10103162 SH       SOLE                        0  5248962  4854200
GENERAL ELEC CO                COMMON           369604103   416053 11184221 SH       SOLE                        0  5789908  5394313
GOLDMAN SACHS GROUP INC        COMMON           38141G104   337807  4734500 SH       SOLE                        0  2443300  2291200
HEINZ H J CO                   COMMON           423074103   255531  6062418 SH       SOLE                        0  3340668  2721750
INTERNATIONAL BUSINESS M       COMMON           459200101   264150  2879958 SH       SOLE                        0  1494258  1385700
PEPSICO INC                    COMMON           713448108   474598  9785526 SH       SOLE                        0  5045526  4740000
PROCTER & GAMBLE CO            COMMON           742718109   459196  6308505 SH       SOLE                        0  3246205  3062300
WAL MART STORES INC            COMMON           931142103   557462 11261850 SH       SOLE                        0  5791550  5470300
WELLS FARGO & CO NEW           COMMON           949746101   787695 17720918 SH       SOLE                        0  9133818  8587100